[GRAPHIC OMITTED]
                                                Semiannual Report April 30, 2002

Oppenheimer
Quest Value Fund, Inc. SM






                                          [LOGO OMITTED]
                                          OppenheimerFunds[REGISTRATION MARK]
                                          The Right Way to Invest

REPORT HIGHLIGHTS

FUND OBJECTIVE
Oppenheimer Quest Value Fund, Inc. SM seeks capital appreciation.


    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Manager

 8  Financial
    Statements

27  Officers and
    Directors

28  Privacy Policy Notice



-----------------------------------
CUMULATIVE TOTAL RETURNS*
           For the 6-Month Period
           Ended 4/30/02

           Without       With
           Sales Chg.    Sales Chg.
-----------------------------------
Class A      3.73%        -2.23%
-----------------------------------
Class B      3.47         -1.54
-----------------------------------
Class C      3.46          2.46
-----------------------------------
Class N      3.62          2.62
-----------------------------------
Class Y      3.93
-----------------------------------


-----------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-Year Period
          Ended 4/30/02

          Without      With
          Sales Chg.   Sales Chg.
-----------------------------------
Class A     -8.49%       -13.75%
-----------------------------------
Class B     -9.00        -13.44
-----------------------------------
Class C     -8.99         -9.88
-----------------------------------
Class N     -8.59         -9.49
-----------------------------------
Class Y     -8.15
-----------------------------------

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE NOTES PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.




[PHOTO OMITTED]

JOHN V. MURPHY
President
Oppenheimer
Quest Value Fund, Inc.

                      1 OPPENHEIMER QUEST VALUE FUND, INC.

LETTER TO SHAREHOLDERS

   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   I thank you for your continued support and confidence. I hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And I look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,



/S/ SIGNATURE
John V. Murphy
May 21, 2002



THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


                      2 OPPENHEIMER QUEST VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGER

Q

HOW DID OPPENHEIMER QUEST VALUE FUND, INC. PERFORM DURING THE SIX MONTHS THAT ENDED APRIL 30, 2002?
A. Against a backdrop of exceptional volatility in the U.S. equity markets, the Fund delivered respectable performance for the six-month period. It delivered a positive total return (at Net Asset Value), but trailed its peer group average of large-cap value funds by a slight margin.(1)

WHY DO YOU DESCRIBE THE EQUITY MARKET AS "EXCEPTIONALLY VOLATILE"?
In roughly 30 years in the investment management industry, I have seen few periods where the market was as edgy. Throughout this recent period, it was more common than usual for the market to move 100 or 200 points, in any direction, on any given day. Much of the skittishness can be traced to uncertainty triggered by September 11, a recessionary U.S. economy, and concerns about corporate accounting practices and creditworthiness.

HOW DID YOU RESPOND TO THIS TYPE OF MARKET ENVIRONMENT?
We take a very bottom-up and long-term approach to investing. Either the company has the right fundamental characteristics, and the stock is priced below the company's intrinsic value, or we don't buy the stock. When we do buy, we expect to be long-term shareholders. And when we sell, it's because the fundamentals have degenerated or the catalyst for positive change in the stock price has evaporated. The direction of the market and the economy are important, but few of our buy or sell decisions are made based on these macro factors. So, it's fair to say that we didn't really "respond" to the recent market volatility; we kept an eye on it while we looked for stocks that we'd like in any environment.


PORTFOLIO MANAGER
John Lindenthal



1. Source: Lipper Inc., 4/30/02. The average of the total return of the 358 funds in the Lipper Large-Cap Value Funds Category for the six-month period ended 4/30/02 was 5.56%. Lipper rankings are based on total returns, but do not consider sales charges. For the six-month period ended 4/30/02, Oppenheimer Quest Value Fund, Inc. Class A shares had a cumulative total return of 3.73% (without sales charge) and -2.23% (with sales charge).

                      3 OPPENHEIMER QUEST VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGER


SO, WHAT KINDS OF STOCKS DID YOU ADD TO THE PORTFOLIO DURING THIS PERIOD?
In the "new" column, you'll find several energy companies. Following an energy-company bankruptcy in January 2002, investors gave the energy industry and these stocks short shrift. Even though their fundamentals were unaffected, their valuations fell dramatically, enough to bring them within our selection criteria.
   Other than these, however, we found very few appealing new opportunities. So, instead of buying, we took profits on some of the long-term holdings that gained substantially during the period and let cash build up for the time being.

WHICH STOCKS HAD THE GREATEST IMPACT ON PERFORMANCE DURING THE PERIOD?
The major contributors were a diverse group. Most of them had suffered toward the end of fiscal 2001, amid worries about how the deteriorating business environment would affect about their future profitability and earnings. Since then, drugstore chain CVS Corp. and a popular cruise line have rebounded on signs that the recession may be behind us. In addition, aerospace manufacturers in which the Fund invests have benefited from the government's expanded defense spending since September 2001.(2)
   The detractors from performance were more concentrated. In fact, the Fund's relative underperformance can be laid at the feet of credit-related problems for telecommunications firms, and on positive, but lagging results for our financial services stocks.


2. The Fund's holdings and allocations are subject to change.

                      4 OPPENHEIMER QUEST VALUE FUND, INC.

   During the period, investors, regulators and the major credit-rating agencies grew wary of companies with more aggressive accounting strategies that also carried large amounts of debt-- a group that includes most telecommunications companies. The concern: Would these companies be able to meet their debt obligations, especially in an environment of slowing sales and weaker profits? As a result, two of the Fund's main telecommunications holdings lost ground. In response, we re-evaluated both stocks as though we were considering them for the first time. We concluded their long-term potential remained strong.

WHERE WILL YOU FOCUS YOUR SEARCH FOR OPPORTUNITIES IN THE COMING MONTHS?
As always, we'll be looking for any large-company stock (above $7 billion in market capitalization) with the right characteristics: improving balance sheets, strong management teams, high returns on capital and low valuations. And we'll be patient. Unless we find opportunities that we'd like to hold for the long run, we will continue to accumulate cash or add to our current investments. We believe that our ability to wait for fundamentally sound, undervalued stocks--for equities that we can own with genuine conviction--is what makes Oppenheimer Quest Value Fund, Inc. part of THE RIGHT WAY TO INVEST.

--------------------------------
AVERAGE ANNUAL
TOTAL RETURNS WITH SALES
CHARGE
For the Periods Ended 3/31/02(3)

Class A
1-Year    5-Year   10-Year
--------------------------------
-8.69%    6.26%      11.14%

Class B            Since
1-Year    5-Year   Inception
--------------------------------
-8.45%    6.59%      10.85%

Class C            Since
1-Year    5-Year   Inception
--------------------------------
-4.69%    6.92%      10.64%

Class N            Since
1-Year    5-Year   Inception
--------------------------------
-4.26%    N/A        -4.78%

Class Y            Since
1-Year    5-Year   Inception
--------------------------------
-2.85%    7.85%       8.11%
--------------------------------

3. See Notes page 7 for further details.

                      5 OPPENHEIMER QUEST VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGER


TOP TEN COMMON STOCK HOLDINGS(5)
---------------------------------------------------------------
Freddie Mac                                              7.4%
---------------------------------------------------------------
Kroger Co. (The)                                         4.5
---------------------------------------------------------------
Wells Fargo Co.                                          3.9
---------------------------------------------------------------
Household International, Inc.                            3.6
---------------------------------------------------------------
3M Co.                                                   3.6
---------------------------------------------------------------
FleetBoston Financial Corp.                              3.4
---------------------------------------------------------------
John Hancock Financial Services, Inc.                    3.3
---------------------------------------------------------------
Citigroup, Inc.                                          3.3
---------------------------------------------------------------
McDonald's Corp.                                         3.2
---------------------------------------------------------------
XL Capital Ltd., Cl. A                                   2.9

TOP FIVE COMMON STOCK INDUSTRIES(5)
---------------------------------------------------------------
Diversified Financials                                  19.2%
---------------------------------------------------------------
Insurance                                                7.9
---------------------------------------------------------------
Banks                                                    7.3
---------------------------------------------------------------
Food & Drug Retailing                                    7.2
---------------------------------------------------------------
Diversified Telecommunication Services                   6.0



-----------------------
SECTOR ALLOCATION(4)
[GRAPHIC OMITTED]

o Financials      39.1%
    Diversified
    Financials    21.9
    Insurance      9.0
    Banks          8.2
o Industrials     15.9
o Consumer
  Staples         10.3
o Consumer
  Discretionary    7.7
o Health Care      7.4
o Tele-
  communication
  Services         6.9
o Energy           4.7
o Utilities        3.2
o Information
  Technology       2.8
o Materials        2.0

4. Portfolio is subject to change. Percentages are as of April 30, 2002, and are based on total market value of common stock.

5. Portfolio is subject to change. Percentages are as of April 30, 2002, and are based on net assets.

                      6 OPPENHEIMER QUEST VALUE FUND, INC.

NOTES

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's subadvisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio management team is employed by the Fund's subadvisor.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 4/30/80. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since reception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception). Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                      7 OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS  April 30, 2002 / Unaudited

                                                                        MARKET VALUE
                                                             SHARES       SEE NOTE 1
======================================================================================
 COMMON STOCKS--88.0%
--------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--6.8%
--------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--5.0%
 Carnival Corp.                                             550,000     $ 18,320,500
--------------------------------------------------------------------------------------
 McDonald's Corp.                                         1,200,000       34,080,000
                                                                        --------------
                                                                          52,400,500

--------------------------------------------------------------------------------------
 MEDIA--1.8%
 AOL Time Warner, Inc.(1)                                   260,000        4,945,200
--------------------------------------------------------------------------------------
 Clear Channel Communications, Inc.(1)                      300,000       14,085,000
                                                                        --------------
                                                                          19,030,200

--------------------------------------------------------------------------------------
 CONSUMER STAPLES--9.1%
--------------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--7.2%
 CVS Corp.                                                  850,000       28,458,000
--------------------------------------------------------------------------------------
 Kroger Co. (The)(1)                                      2,100,000       47,817,000
                                                                        --------------
                                                                          76,275,000

--------------------------------------------------------------------------------------
 PERSONAL PRODUCTS--1.9%
 Gillette Co.                                               550,000       19,514,000
--------------------------------------------------------------------------------------
 ENERGY--4.2%
--------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.5%
 Halliburton Co.                                            315,000        5,351,850
--------------------------------------------------------------------------------------
 OIL & GAS--3.7%
 ChevronTexaco Corp.                                        250,000       21,677,500
--------------------------------------------------------------------------------------
 Unocal Corp.                                               450,000       16,735,500
                                                                        --------------
                                                                          38,413,000
--------------------------------------------------------------------------------------
 FINANCIALS--34.4%
--------------------------------------------------------------------------------------
 BANKS--7.3%
 FleetBoston Financial Corp.                              1,000,000       35,300,000
--------------------------------------------------------------------------------------
 Wells Fargo Co.                                            800,000       40,920,000
                                                                        --------------
                                                                          76,220,000

--------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--19.2%
 Citigroup, Inc.                                            800,000       34,640,000
--------------------------------------------------------------------------------------
 Countrywide Credit Industries, Inc.                        650,000       30,361,500
 Freddie Mac                                              1,200,000       78,420,000
 Household International, Inc.                              650,000       37,888,500
 J.P. Morgan Chase & Co.                                    600,000       21,060,000
                                                                        --------------
                                                                         202,370,000



                      8 OPPENHEIMER QUEST VALUE FUND, INC.

                                                                        MARKET VALUE
                                                             SHARES       SEE NOTE 1
--------------------------------------------------------------------------------------
 INSURANCE--7.9%
 AFLAC, Inc.                                                600,000     $ 17,940,000
--------------------------------------------------------------------------------------
 John Hancock Financial Services, Inc.                      900,000       34,740,000
--------------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A                                     325,000       30,663,750
                                                                        --------------
                                                                          83,343,750

--------------------------------------------------------------------------------------
 HEALTH CARE--6.5%
--------------------------------------------------------------------------------------
 BIOTECHNOLOGY--2.6%
 Wyeth                                                      475,000       27,075,000
--------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.0%
 Paracelsus Healthcare Corp.(1,2)                             3,107               --
--------------------------------------------------------------------------------------
 PHARMACEUTICALS--3.9%
 Bristol-Myers Squibb Co.                                   250,000        7,200,000
--------------------------------------------------------------------------------------
 Merck & Co., Inc.                                          150,000        8,151,000
--------------------------------------------------------------------------------------
 Pharmacia Corp.                                            360,000       14,842,800
--------------------------------------------------------------------------------------
 Schering-Plough Corp.                                      400,000       10,920,000
                                                                        --------------
                                                                          41,113,800

--------------------------------------------------------------------------------------
 INDUSTRIALS--13.9%
--------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--2.1%
 Boeing Co.                                                 500,000       22,300,000
--------------------------------------------------------------------------------------
 AIRLINES--0.4%
 AMR Corp.(1)                                               180,000        3,864,600
--------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.9%
 Waste Management, Inc.                                     750,000       19,755,000
--------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--5.5%
 3M Co.                                                     300,000       37,740,000
--------------------------------------------------------------------------------------
 CP Holders                                                 250,000       11,185,000
--------------------------------------------------------------------------------------
 Textron, Inc.                                              180,000        8,852,400
                                                                        --------------
                                                                          57,777,400

--------------------------------------------------------------------------------------
 MACHINERY--1.9%
 Caterpillar, Inc.                                          375,000       20,482,500
--------------------------------------------------------------------------------------
 ROAD & RAIL--2.1%
 Burlington Northern Santa Fe Corp.                         825,000       22,679,250
--------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--2.5%
--------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--1.5%
 Dell Computer Corp.(1)                                     600,000       15,804,000
--------------------------------------------------------------------------------------
 SOFTWARE--1.0%
 Microsoft Corp.(1)                                         200,000       10,452,000
--------------------------------------------------------------------------------------
 MATERIALS--1.8%
--------------------------------------------------------------------------------------
 METALS & MINING--1.8%
 Alcoa, Inc.                                                550,000       18,716,500


                      9 OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                        MARKET VALUE
                                                             SHARES       SEE NOTE 1
--------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--6.0%
--------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--6.0%
 SBC Communications, Inc.                                   500,000     $ 15,530,000
--------------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                                 1,093,500       17,331,975
--------------------------------------------------------------------------------------
 Verizon Communications, Inc.                               650,000       26,071,500
--------------------------------------------------------------------------------------
 WorldCom, Inc./WorldCom Group(1)                         1,800,000        4,462,200
                                                                        --------------
                                                                          63,395,675

--------------------------------------------------------------------------------------
 UTILITIES--2.8%
--------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--2.1%
 Exelon Corp.                                               400,000       21,720,000
--------------------------------------------------------------------------------------
 GAS UTILITIES--0.7%
 El Paso Corp.                                              200,000        8,000,000
                                                                        --------------
 Total Common Stocks (Cost $816,650,036)                                 926,054,025
                                                          PRINCIPAL
                                                             AMOUNT
======================================================================================
 SHORT-TERM NOTES--13.1%
 American Express Credit Corp., 1.77%, 5/20/02          $15,000,000       14,985,988
--------------------------------------------------------------------------------------
 Bank One Corp., 1.73%, 5/21/02                          15,000,000       14,985,583
--------------------------------------------------------------------------------------
 Canadian Imperial Holdings, Inc., 1.77%, 5/13/02        30,000,000       29,982,250
--------------------------------------------------------------------------------------
 Federal Farm Credit Bank:
 1.70%, 5/10/02                                          35,000,000       34,985,125
 1.98%, 5/14/02                                          15,000,000       14,990,954
--------------------------------------------------------------------------------------
 Federal Home Loan Bank, 1.61%, 5/14/02                  25,000,000       24,985,465
--------------------------------------------------------------------------------------
 Student Loan Marketing Assn., 1.79%, 5/1/02              3,025,000        3,025,000
                                                                        --------------
 Total Short-Term Notes (Cost $137,940,365)                              137,940,365
--------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $954,590,401)              101.1%   1,063,994,390
--------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                         (1.1)     (11,311,900)
                                                        ------------------------------
 NET ASSETS                                                   100.0%  $1,052,682,490
                                                        ==============================



FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Identifies issues considered to be illiquid--See Note 5 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                     10 OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2002
=============================================================================================
 ASSETS
 Investments, at value (cost $954,590,401) -- see accompanying statement     $1,063,994,390
---------------------------------------------------------------------------------------------
 Cash                                                                               222,590
---------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                 1,111,483
 Shares of capital stock sold                                                       833,952
 Interest and dividends                                                             795,070
 Other                                                                               69,089
                                                                             ----------------
 Total assets                                                                 1,067,026,574

=============================================================================================
 LIABILITIES
 Payables and other liabilities:
 Investments purchased                                                           11,451,672
 Shares of capital stock redeemed                                                 2,093,117
 Transfer and shareholder servicing agent fees                                      237,526
 Distribution and service plan fees                                                 215,469
 Shareholder reports                                                                154,623
 Directors' compensation                                                            109,373
 Other                                                                               82,304
                                                                             ----------------
 Total liabilities                                                               14,344,084

=============================================================================================
 NET ASSETS                                                                  $1,052,682,490
                                                                             ================

=============================================================================================
 COMPOSITION OF NET ASSETS
 Par value of shares of capital stock                                        $   58,629,579
---------------------------------------------------------------------------------------------
 Additional paid-in capital                                                     889,986,505
---------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                   (977,705)
---------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                        (4,359,878)
---------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                     109,403,989
                                                                             ----------------
 NET ASSETS                                                                  $1,052,682,490
                                                                             ================



                     11 OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

=========================================================================================
 NET ASSET VALUE PER SHARE
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $609,753,865 and 33,423,512 shares of capital stock outstanding)                $18.24
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                     $19.35
-----------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $320,094,128
 and 18,284,603 shares of capital stock outstanding)                             $17.51
-----------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $88,607,904
 and 5,057,942 shares of capital stock outstanding)                              $17.52
-----------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,359,075
 and 404,047 shares of capital stock outstanding)                                $18.21
-----------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $26,867,518 and 1,459,475 shares of capital stock outstanding)        $18.41



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                     12 OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2002
====================================================================================
 INVESTMENT INCOME
 Dividends                                                             $ 7,665,126
------------------------------------------------------------------------------------
 Interest                                                                1,108,788
                                                                      --------------
 Total income                                                            8,773,914

====================================================================================
 EXPENSES
 Management fees                                                         4,807,073
------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 1,099,299
 Class B                                                                 1,627,795
 Class C                                                                   434,264
 Class N                                                                    13,198
------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                   833,429
 Class B                                                                   453,426
 Class C                                                                   121,484
 Class N                                                                     7,768
 Class Y                                                                    37,104
------------------------------------------------------------------------------------
 Shareholder reports                                                       103,765
------------------------------------------------------------------------------------
 Directors' compensation                                                    27,233
------------------------------------------------------------------------------------
 Custodian fees and expenses                                                14,325
------------------------------------------------------------------------------------
 Other                                                                      71,987
                                                                      --------------
 Total expenses                                                          9,652,150
 Less reduction to custodian expenses                                         (311)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees -- Class Y                                            (2,123)
                                                                      --------------
 Net expenses                                                            9,649,716

====================================================================================
 NET INVESTMENT LOSS                                                      (875,802)

====================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized loss on investments                                       (2,879,668)
------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                   38,809,622
                                                                      --------------
 Net realized and unrealized gain                                       35,929,954

====================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $35,054,152
                                                                      ==============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                     13 OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS          YEAR
                                                                         ENDED         ENDED
                                                                APRIL 30, 2002   OCTOBER 31,
                                                                   (UNAUDITED)          2001
==============================================================================================
 OPERATIONS
 Net investment loss                                            $     (875,802) $   (584,413)
----------------------------------------------------------------------------------------------
 Net realized gain (loss)                                           (2,879,668)   26,691,740
----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)               38,809,622   (89,735,914)
                                                               -------------------------------
 Net increase (decrease) in net assets resulting from operations    35,054,152   (63,628,587)

==============================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net realized gain:
 Class A                                                           (12,947,003)  (12,873,705)
 Class B                                                            (7,496,505)   (7,881,656)
 Class C                                                            (1,939,923)   (1,839,669)
 Class N                                                               (96,893)           --
 Class Y                                                              (473,948)     (321,742)

==============================================================================================
 CAPITAL STOCK TRANSACTIONS
 Net increase (decrease) in net assets resulting from capital stock transactions:
 Class A                                                            35,000,490    46,323,847
 Class B                                                            (2,210,437)   11,374,154
 Class C                                                             6,016,092     9,956,000
 Class N                                                             4,669,557     2,889,520
 Class Y                                                             5,919,865     9,297,478

==============================================================================================
 NET ASSETS
 Total increase (decrease)                                          61,495,447    (6,704,360)
----------------------------------------------------------------------------------------------
 Beginning of period                                               991,187,043   997,891,403
                                                               -------------------------------
 End of period (including accumulated net investment
 losses of $977,705 and $101,903, respectively)                 $1,052,682,490  $991,187,043
                                                               ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                     14 OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS                                                 YEAR
                                                        ENDED                                                ENDED
                                               APRIL 30, 2002                                             OCT. 31,
CLASS A                                           (UNAUDITED)       2001      2000       1999      1998       1997
====================================================================================================================
PER SHARE OPERATING DATA
 Net asset value, beginning of period                 $ 17.97    $ 19.40   $ 21.77    $ 21.46   $ 20.49    $ 17.30
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     --(1)     .03       .04        .02       .15        .11
 Net realized and unrealized gain (loss)                  .68      (1.01)      .17       1.28      1.80       4.07
                                                   -----------------------------------------------------------------
 Total income (loss) from
 investment operations                                    .68       (.98)      .21       1.30      1.95       4.18
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --         --        --       (.15)     (.11)      (.07)
 Dividends in excess of net investment income              --         --        --         --(1)     --         --
 Distributions from net realized gain                    (.41)      (.45)    (2.58)      (.84)     (.87)      (.92)
                                                   -----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.41)      (.45)    (2.58)      (.99)     (.98)      (.99)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $ 18.24    $ 17.97   $ 19.40    $ 21.77   $ 21.46    $ 20.49
                                                   =================================================================

====================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                     3.73%     (5.23)%    1.44%      6.15%     9.87%     25.41%

====================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)            $609,754   $567,124  $569,086   $906,698  $976,655   $699,230
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $601,314   $593,910  $685,319   $977,120  $853,061   $560,582
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                   0.07%      0.21%     0.05%      0.07%     0.83%      0.74%
 Expenses                                                1.62%      1.57%     1.61%      1.60%     1.59%(4)   1.60%(4)
 Expenses, net of waiver of expenses                      N/A        N/A      1.56%       N/A       N/A        N/A
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    6%        19%       51%        62%       21%        20%


1. Less than $0.005 per share.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                     15 OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

                                                   SIX MONTHS                                                 YEAR
                                                        ENDED                                                ENDED
                                               APRIL 30, 2002                                             OCT. 31,
 CLASS B                                          (UNAUDITED)       2001      2000       1999      1998       1997
====================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                 $ 17.31    $ 18.82   $ 21.32    $ 21.08   $ 20.17    $ 17.08
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.05)      (.08)     (.17)      (.11)      .07        .05
 Net realized and unrealized gain (loss)                  .66       (.98)      .25       1.26      1.76       3.97
                                                   -----------------------------------------------------------------
 Total income (loss) from
 investment operations                                    .61      (1.06)      .08       1.15      1.83       4.02
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --         --        --       (.07)     (.05)      (.01)
 Dividends in excess of net
 investment income                                         --         --        --         --(1)     --         --
 Distributions from net realized gain                    (.41)      (.45)    (2.58)      (.84)     (.87)      (.92)
                                                   -----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.41)      (.45)    (2.58)      (.91)     (.92)      (.93)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $ 17.51    $ 17.31   $ 18.82    $ 21.32   $ 21.08    $ 20.17
                                                   =================================================================

====================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                     3.47%     (5.83)%    0.79%      5.51%     9.38%     24.71%

====================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)            $320,094   $318,916  $336,225   $520,146  $512,885   $298,348
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $328,265   $346,623  $390,734   $541,440  $417,011   $200,752
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                           (0.55)%    (0.45)%   (0.58)%    (0.51)%    0.33%      0.25%
 Expenses                                                2.25%      2.21%     2.24%      2.17%     2.09%(4)   2.10%(4)
 Expenses, net of waiver of expenses                      N/A        N/A      2.19%       N/A       N/A        N/A
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    6%        19%       51%        62%       21%        20%

1. Less than $0.005 per share.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     16 OPPENHEIMER QUEST VALUE FUND, INC.

                                                   SIX MONTHS                                                 YEAR
                                                        ENDED                                                ENDED
                                               APRIL 30, 2002                                             OCT. 31,
 CLASS C                                          (UNAUDITED)       2001      2000       1999      1998       1997
====================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                 $ 17.32    $ 18.83   $ 21.32    $ 21.07   $ 20.17    $ 17.07
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.03)      (.05)     (.17)      (.11)      .07        .05
 Net realized and unrealized gain (loss)                  .64      (1.01)      .26       1.26      1.75       3.98
                                                   -----------------------------------------------------------------
 Total income (loss) from
 investment operations                                    .61      (1.06)      .09       1.15      1.82       4.03
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --         --        --       (.06)     (.05)      (.01)
 Dividends in excess of net investment
 income                                                    --         --        --         --(1)     --         --
 Distributions from net realized gain                    (.41)      (.45)    (2.58)      (.84)     (.87)      (.92)
                                                   -----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.41)      (.45)    (2.58)      (.90)     (.92)      (.93)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $17.52     $17.32    $18.83     $21.32    $21.07     $20.17
                                                   =================================================================

====================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                     3.46%     (5.82)%    0.83%      5.55%     9.32%     24.79%

====================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)             $88,608    $81,771   $79,102   $132,668  $140,461    $82,098
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $87,610    $84,956   $94,621   $143,378  $116,160    $55,969
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                           (0.56)%    (0.42)%   (0.55)%    (0.48)%    0.33%      0.25%
 Expenses                                                2.25%      2.19%     2.21%      2.15%     2.10%(4)   2.10%(4)
 Expenses, net of waiver of expenses                      N/A        N/A      2.16%       N/A       N/A        N/A
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    6%        19%       51%        62%       21%        20%


1. Less than $0.005 per share.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     17 OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

                                                                  SIX MONTHS     PERIOD
                                                                       ENDED      ENDED
                                                              APRIL 30, 2002   OCT. 31,
 CLASS N                                                         (UNAUDITED)     2001(1)
==========================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                 $17.96     $20.01
------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                   .06         --(2)
 Net realized and unrealized gain (loss)                                 .60      (2.05)
                                                                      --------------------
 Total income (loss) from
 investment operations                                                   .66      (2.05)
------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                     --         --
 Dividends in excess of net investment income                             --         --
 Distributions from net realized gain                                   (.41)        --
 Total dividends and/or distributions                                 --------------------
 to shareholders                                                        (.41)        --
------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $18.21     $17.96
                                                                      ====================

==========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                                    3.62%    (10.25)%

==========================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                             $7,359     $2,696
------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                    $5,348     $  651
------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                                   (0.20)%    (0.13)%
 Expenses                                                               1.76%      1.72%
 Expenses, net of waiver of expenses                                     N/A        N/A
------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                   6%        19%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     18 OPPENHEIMER QUEST VALUE FUND, INC.

                                                   SIX MONTHS                                                 YEAR
                                                        ENDED                                                ENDED
                                               APRIL 30, 2002                                             OCT. 31,
 CLASS Y                                          (UNAUDITED)       2001      2000       1999      1998     1997(1)
====================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                 $ 18.10    $ 19.47   $ 21.82    $ 21.54   $ 20.55    $ 16.50
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.01)       .04       .04        .08       .21        .10
 Net realized and unrealized gain (loss)                  .73       (.96)      .19       1.28      1.83       3.95
                                                   -----------------------------------------------------------------
 Total income (loss) from
 investment operations                                    .72       (.92)      .23       1.36      2.04       4.05
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --         --        --       (.24)     (.18)        --
 Dividends in excess of net
 investment income                                         --         --        --         --(2)     --         --
 Distributions from net realized gain                    (.41)      (.45)    (2.58)      (.84)     (.87)        --
                                                   -----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.41)      (.45)    (2.58)     (1.08)    (1.05)        --
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $ 18.41    $ 18.10   $ 19.47    $ 21.82   $ 21.54    $ 20.55
                                                   =================================================================

====================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                     3.93%     (4.89)%    1.54%      6.45%    10.36%     24.55%

====================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)             $26,868    $20,681   $13,478    $14,579   $10,036     $3,086
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $24,133    $18,259   $12,712    $12,065   $ 5,673     $1,372
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                   0.38%      0.52%     0.21%      0.32%     1.30%      1.20%
 Expenses                                                1.28%      1.25%     1.45%      1.33%     1.14%(5)   1.19%(5)
 Expenses, net of voluntary waiver of
 transfer agent fees, reduction to custodian
 expenses and/or waiver of expenses                      1.26%      1.22%     1.40%       N/A       N/A        N/A
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    6%        19%       51%        62%       21%        20%


1. For the period from December 16, 1996 (inception of offering) to October 31, 1997.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                     19 OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Quest Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.


                     20 OPPENHEIMER QUEST VALUE FUND, INC.

    As of April 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $2,879,668. This estimated capital loss carryover represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

--------------------------------------------------------------------------------
 DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2002, the Fund's projected benefit obligations were increased by $10,136 and payments of $3,035 were made to retired directors, resulting in an accumulated liability of $109,002 as of April 30, 2002.
    The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more Oppenheimer funds selected by the director. The amount paid to the Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

 -------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

 -------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

 -------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make


                     21 OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
 2. SHARES OF CAPITAL STOCK
 The Fund has authorized 125 million shares of $1.00 par value capital stock. Transactions in shares of capital stock were as follows:

                          SIX MONTHS ENDED APRIL 30, 2002    YEAR ENDED OCTOBER 31, 2001(1)
                                SHARES        AMOUNT             SHARES         AMOUNT
------------------------------------------------------------------------------------------
 CLASS A
 Sold                        4,695,764 $  87,319,728          9,352,021  $ 186,833,455
 Dividends and/or
 distributions reinvested      653,241    12,163,352            626,615     12,075,026
 Redeemed                   (3,487,573)  (64,482,590)        (7,755,675)  (152,584,634)
                          ----------------------------------------------------------------
 Net increase                1,861,432   $35,000,490          2,222,961    $46,323,847
                          ================================================================

------------------------------------------------------------------------------------------
 CLASS B
 Sold                        1,899,772 $  33,918,102          4,296,082  $  82,580,719
 Dividends and/or
 distributions reinvested      380,323     6,815,399            381,086      7,118,687
 Redeemed                   (2,418,009)  (42,943,938)        (4,117,343)   (78,325,252)
                          ----------------------------------------------------------------
 Net increase (decrease)      (137,914)  $(2,210,437)           559,825    $11,374,154
                          ================================================================

------------------------------------------------------------------------------------------
 CLASS C
 Sold                          882,460 $  15,695,461          1,664,615  $  31,875,328
 Dividends and/or
 distributions reinvested       95,986     1,721,039             88,252      1,648,568
 Redeemed                     (640,701)  (11,400,408)        (1,233,511)   (23,567,896)
                          ----------------------------------------------------------------
 Net increase                  337,745   $ 6,016,092            519,356   $  9,956,000
                          ================================================================

------------------------------------------------------------------------------------------
 CLASS N
 Sold                          328,075 $   6,051,770            152,195  $   2,927,413
 Dividends and/or
 distributions reinvested        5,205        96,871                 --             --
 Redeemed                      (79,374)   (1,479,084)            (2,054)       (37,893)
                          ----------------------------------------------------------------
 Net increase                  253,906   $ 4,669,557            150,141   $  2,889,520
                          ================================================================

------------------------------------------------------------------------------------------
 CLASS Y
 Sold                          522,663 $   9,763,240          1,222,217  $  24,487,880
 Dividends and/or
 distributions reinvested       25,250       473,947             16,627        321,741
 Redeemed                     (231,041)   (4,317,322)          (788,350)   (15,512,143)
                          ----------------------------------------------------------------
 Net increase                  316,872   $ 5,919,865            450,494   $  9,297,478
                          ================================================================

 1. For the year ended October 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to October 31, 2001, for Class N shares.

                     22 OPPENHEIMER QUEST VALUE FUND, INC.

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2002, were $68,612,907 and $50,839,016, respectively.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Effective March 1, 2002, management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, 0.85% of the next $2.2 billion, 0.75% of the next $1 billion and 0.65% of average annual net assets in excess of $4 billion. Prior to March 1, 2002, the annual advisory fee rate was:
 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, 0.85% of the next $3.2 billion, 0.80% of the next $4 billion and 0.75% of average annual net assets in excess of $8 billion. The Fund's management fee for the six months ended April 30, 2002 was an annualized rate of 0.93%.

--------------------------------------------------------------------------------
 SUB-ADVISOR FEES. The Manager pays OpCap Advisors (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the six months ended April 30, 2002, the Manager paid $1,125,636 to the Sub-Advisor.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares and for all other classes, 0.35% per annum. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.



                     23 OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                 AGGREGATE         CLASS A    CONCESSIONS    CONCESSIONS    CONCESSIONS    CONCESSIONS
                 FRONT-END       FRONT-END     ON CLASS A     ON CLASS B     ON CLASS C     ON CLASS N
             SALES CHARGES   SALES CHARGES         SHARES         SHARES         SHARES         SHARES
 SIX MONTHS     ON CLASS A     RETAINED BY    ADVANCED BY    ADVANCED BY    ADVANCED BY    ADVANCED BY
 ENDED              SHARES     DISTRIBUTOR  DISTRIBUTOR(1) DISTRIBUTOR(1) DISTRIBUTOR(1) DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------------------
 April 30, 2002   $557,503        $177,976        $60,475       $777,723       $121,507        $50,738

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           CLASS A        CLASS B        CLASS C         CLASS N
                        CONTINGENT     CONTINGENT     CONTINGENT      CONTINGENT
                          DEFERRED       DEFERRED       DEFERRED        DEFERRED
                     SALES CHARGES  SALES CHARGES  SALES CHARGES   SALES CHARGES
 SIX MONTHS            RETAINED BY    RETAINED BY    RETAINED BY     RETAINED BY
 ENDED                 DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
 April 30, 2002               $9,547      $326,227         $8,003         $1,211

 The Fund has adopted Distribution and Service Plans for Class A, Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
 CLASS A DISTRIBUTION AND SERVICE PLAN FEES. Under the plan the Fund pays an asset based sales charge to the Distributor at an annual rate of 0.15% of average annual net assets of Class A shares of the Fund. (The Board of Directors can set this rate up to 0.25%.) Effective January 1, 2002, the asset-based sales charge rate for Class A shares was reduced from 0.15% to 0.10% of average annual net assets representing Class A shares. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits compensation to the Distributor at a rate up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2002, payments under the Class A Plan totaled $1,099,299, all of which was paid by the Distributor to recipients. That included $48,338 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

                     24 OPPENHEIMER QUEST VALUE FUND, INC.

    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended April 30, 2002, were as follows:

                                                                  DISTRIBUTOR'S
                                                  DISTRIBUTOR'S       AGGREGATE
                                                      AGGREGATE    UNREIMBURSED
                                                   UNREIMBURSED   EXPENSES AS %
                 TOTAL PAYMENTS  AMOUNT RETAINED       EXPENSES   OF NET ASSETS
                     UNDER PLAN   BY DISTRIBUTOR     UNDER PLAN        OF CLASS
--------------------------------------------------------------------------------
 Class B Plan        $1,627,795       $1,268,228     $7,417,960            2.32%
 Class C Plan           434,264          110,678      2,186,033            2.47
 Class N Plan            13,198           12,790        167,751            2.28

================================================================================
 5. ILLIQUID SECURITIES
 As of April 30, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of April 30, 2002 was zero.

                     25 OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
 6. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at April 30, 2002.


                     26 OPPENHEIMER QUEST VALUE FUND, INC.

OPPENHEIMER QUEST VALUE FUND, INC.

=============================================================================================================
 OFFICERS AND DIRECTORS         Thomas W. Courtney, Chairman of the Board of Directors and Director
                                John V. Murphy, President
                                Paul Y. Clinton, Director
                                Robert G. Galli, Director
                                Lacy B. Herrmann, Director
                                Brian Wruble, Director
                                O. Leonard Darling, Vice President
                                Robert G. Zack, Secretary
                                Brian W. Wixted, Treasurer
                                Katherine P. Feld, Assistant Secretary
                                Kathleen T. Ives, Assistant Secretary
                                Denis R. Molleur, Assistant Secretary

=============================================================================================================
 INVESTMENT ADVISOR             OppenheimerFunds, Inc.

=============================================================================================================
 SUB-ADVISOR                    OpCap Advisors

=============================================================================================================
 DISTRIBUTOR                    OppenheimerFunds Distributor, Inc.

=============================================================================================================
 TRANSFER AND SHAREHOLDER       OppenheimerFunds Services
 SERVICING AGENT

=============================================================================================================
 CUSTODIAN OF PORTFOLIO         Citibank, N.A.
 SECURITIES

=============================================================================================================
 INDEPENDENT AUDITORS           KPMG LLP

=============================================================================================================
 LEGAL COUNSEL                  Mayer, Brown, Rowe & Maw

                                The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498
                                SEVENTH AVENUE, NEW YORK, NY 10018


                                (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                     27 OPPENHEIMER QUEST VALUE FUND, INC.

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:

o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:

o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service

                     28 OPPENHEIMER QUEST VALUE FUND, INC.

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.

o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.


                     29 OPPENHEIMER QUEST VALUE FUND, INC.

INFORMATION AND SERVICES

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or pros-pectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience.
Sign up today at WWW.OPPENHEIMERFUNDS.COM.

--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: QFVFX              Class B: QFVBX    Class C: QFVCX
                Class N: QFVNX              Class Y: QFVYX
--------------------------------------------------------------------------------

1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


[LOGO OMITTED]
OppenheimerFunds[REGISTRATION MARK]
Disributor, Inc




RS0225.001.402   June 28, 2002